Mergers and Acquisitions - Schedule of Changes in Fair Value of Contingent Consideration Resulting from Acquisitions (Detail) (M/A-COM Tech Business and Optomai [Member], USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
M/A-COM Tech Business and Optomai [Member]
Business Acquisition, Contingent Consideration [Line Items]
Beginning Balance	$ 6,580	$ 25,502	$ 29,300
Acquisition of Optomai			4,817
Payment - MACOM business acquisition	(6,003)	(15,000)	(8,825)
Change in fair value	(577)	(3,922)	210
Ending Balance		$ 6,580	$ 25,502